Cover	Oct. 21, 2024
Cover [Abstract]
Entity Registrant Name	GPO PLUS, INC.
Entity Central Index Key	0001673475
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 21, 2024
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	37-1817132
Entity Address Address Line 1	3571 E. Sunset Road
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89120
City Area Code	855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	935-4769
Entity File Number	000-56286